Statutory Reserves and Restricted Net Assets - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statutory Reserves And Restricted Net Assets [Abstract]
Minimum requirements of after tax profit allocation	10.00%
Rate of right to discontinue allocation to statutory reserve	50.00%
Restricted net assets	¥ 3,024,921	¥ 481,846